Stockholders' Equity - Determining fair value (Details)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility (range)	29.54%
Weighted-average expected volatility	29.54%	31.00%	30.67%
Risk-free interest rate (range)	3.95%
Expected dividend yield	0.53%	0.57%	0.63%
Employee Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility (range)			30.41%
Risk-free interest rate (range)			3.52%
Employee Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility (range)		31.00%	33.19%
Risk-free interest rate (range)		4.13%	4.46%
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average expected volatility	30.00%	31.00%	42.00%
Employee Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility (range)	30.00%	27.00%	38.00%
Risk-free interest rate (range)	4.29%	4.94%	1.59%
Expected dividend yield	0.56%	0.57%	0.74%
Employee Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility (range)	31.00%	36.00%	48.00%
Risk-free interest rate (range)	5.39%	5.55%	4.74%
Expected dividend yield	0.69%	0.75%	0.81%